Schedule of term credit balance (Details) - Long Term Credit [Member]	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Balance
Advances	10,000,000
Transaction costs	(325,183)
Accretion	7,050
Balance	9,681,868
Current portion of long-term debt	2,000,000
Long-term debt	$ 7,681,867